Tax Assets - Schedule of Deferred Tax Assets and Deferred Tax Liability (Details) R$ in Thousands	3 Months Ended
	Mar. 31, 2026 BRL (R$)
Schedule of Deferred Tax Assets and Deferred Tax Liability [Line Items]
Deferred tax assets, Beginning balance	R$ 2,075,930
Deferred tax assets, Realization	(27,828)
Deferred tax assets, Additions	172,509
Deferred tax assets, Ending balance	2,220,612
Deferred tax liability, Beginning balance	37,791
Deferred tax liability, Realization	(11,614)
Deferred tax liability, Additions	26,627
Deferred tax liability, Ending balance	52,804
Temporary differences [member]
Schedule of Deferred Tax Assets and Deferred Tax Liability [Line Items]
Deferred tax assets, Beginning balance	1,369,967
Deferred tax assets, Realization	(8,726)
Deferred tax assets, Additions	172,509
Deferred tax assets, Ending balance	1,533,750
Provisions for credit losses [Member]
Schedule of Deferred Tax Assets and Deferred Tax Liability [Line Items]
Deferred tax assets, Beginning balance	1,011,633
Deferred tax assets, Realization
Deferred tax assets, Additions	112,688
Deferred tax assets, Ending balance	1,124,321
Fair value adjustment - Financial assets measured at fair value through profit or loss [Member]
Schedule of Deferred Tax Assets and Deferred Tax Liability [Line Items]
Deferred tax assets, Beginning balance	42,877
Deferred tax assets, Realization
Deferred tax assets, Additions	9,283
Deferred tax assets, Ending balance	52,160
Others [Member]
Schedule of Deferred Tax Assets and Deferred Tax Liability [Line Items]
Deferred tax assets, Beginning balance	315,457
Deferred tax assets, Realization	(8,726)	[1]
Deferred tax assets, Additions	50,538	[2]
Deferred tax assets, Ending balance	357,269
Tax loss and social contribution negative basis [Member]
Schedule of Deferred Tax Assets and Deferred Tax Liability [Line Items]
Deferred tax assets, Beginning balance	705,963
Deferred tax assets, Realization	(19,102)	[3]
Deferred tax assets, Additions
Deferred tax assets, Ending balance	686,861
Fair value adjustment – future contract (DI and DDI) [Member]
Schedule of Deferred Tax Assets and Deferred Tax Liability [Line Items]
Deferred tax liability, Beginning balance	37,791
Deferred tax liability, Realization	(11,614)
Deferred tax liability, Additions	26,627
Deferred tax liability, Ending balance	R$ 52,804

[1]	The realization refers to the payment of the profit sharing programs.
[2]	The amounts mainly represent temporary adjustments for the period, including adjustments related to profit sharing, long-term incentives, contingencies, among others.
[3]	The realization refers to Guiabolso Finanças e Correspondente Bancário and Picpay Pagamentos.